Statutory Information (Tables)	12 Months Ended
Dec. 31, 2014
Statutory Information
Schedule of reconciliations of net income and stockholder's equity

	Net Income			Shareholder’s Equity
	2014	2013	2012	2014	2013

Based on statutory accounting principles	$5,590	$5,441	$5,518	$42,756	$40,900
Deferred acquisition costs	(97)	(113)	(15)	4	101
Deferred and uncollected premiums	(40)	6	1	0	40
Policy and claim reserves	(850)	(1,067)	(914)	4,895	5,745
Investment valuation difference	(62)	175	(32)	12,127	9,037
Commissions and fees	1	6	22	0	(1)
Deferred taxes	(1,474)	(673)	203	(5,180)	(3,720)
Deferred gain on disposal of businesses	4	135	149	(2,489)	(2,261)
Goodwill and intangibles	0	0	(7)	324	324
Pension	2,032	(353)	(309)	(253)	(2,285)
Reinsurance in unauthorized companies	0	0	0	2	12
Interest maintenance reserve, deferral and amortization	66	16	268	626	560
Asset valuation reserve	0	0	0	768	1,009
Non-admitted assets and other	0	0	0	2,135	2,926
Based on generally accepted accounting principles	$5,170	$3,573	$4,884	$55,715	$52,387